SUBSEQUENT EVENT (Details) (Senior Notes Due 2018, USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Feb. 07, 2014 Subsequent Event
Subsequent Event [Line Items]
Senior secured note face amount	$ 425.0	$ 425.0
Stated interest rate	10.75%	10.75%
Issue price (as a percent of face value)		106.875%